SHARE-BASED COMPENSATION AND EMPLOYEE SHARE PURCHASE PLAN (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
We recorded share-based compensation in 2017, 2016 and 2015 as follows:

(In millions)	2017 (a)	2016	2015
Operation and maintenance expenses	$1	$2	$2
General and administrative expenses (b)	3	52	11
Amounts capitalized to property, plant and equipment	1	5	5
Total share-based compensation	$5	$59	$18
Total tax benefit recognized in the consolidated statements of operations	$1	$49	$5
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(a)	All amounts for the year ended December 31, 2017 relate to the 2017 Omnibus Plan; see below for further discussion on the 2017 Omnibus Plan.

(b)	Amount for the year ended December 31, 2016 includes the expense recognized due to the accelerated vesting of the share-based awards upon completion of the Merger as described below.

Share-based Compensation Arrangements by Share-based Payment Award, Performance-Based Units, Vested and Expected to Vest [Table Text Block]
The following table shows the changes in PBUs during the year ended December 31, 2017:

Number of
Performance
Based Units
PBUs at December 31, 2016	—
Granted	344,900
Vested	—
Forfeited	(10,514)
PBUs at December 31, 2017	334,386

Share-based Compensation Arrangements by Share-based Payment Award, Restricted Stock Units, Vested and Expected to Vest [Table Text Block]
The following table shows the changes in SBUs during the year ended December 31, 2017:

Number of
Service
Based Units
SBUs at December 31, 2016	—
Granted	267,118
Vested	(457)
Forfeited	(8,892)
SBUs at December 31, 2017	257,769